Revenues (Details 3) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total revenues	$ 2,850	$ 1,723
Goods and services transferred over time [Member]
Statement Line Items [Line Items]
Total revenues	327	179
Goods transferred at a point in time [Member]
Statement Line Items [Line Items]
Total revenues	$ 2,523	$ 1,544